Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per Share (EPS)

NOTE 24: EARNINGS/(LOSS) PER SHARE (EPS)

Basic and diluted net earnings/(loss) per share are computed using the weighted-average number of common shares outstanding. The computations of basic and diluted earnings per share for each of the years ended December 31, 2023, 2022 and 2021, are as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Profit/(loss) attributable to Navios Logistics’ stockholders	$13,781	$(4,442)	$(66,379)
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net earnings/(loss) per share from continuing operations: Basic and diluted	$0.69	$(0.22)	$(3.32)

At December 31, 2023, 2022 and 2021, the Company had no dilutive or potentially dilutive securities; accordingly there is no difference between basic and diluted net earnings per share.